Income Tax - Schedule of Reconciliation Federal Income Tax Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reconciliation Federal Income Tax Rate [Line Items]
Statutory federal income tax rate, Percentage	21.00%	21.00%
Statutory federal income tax rate (in Dollars)	$ (4,371,789)
Change in fair value of Warrants, Percentage	(14.70%)	(10.10%)
Change in fair value of Warrants (in Dollars)	$ 3,056,968
Recovery of offering costs attributable to partial waiver of deferred underwriting fee, Percentage	0.30%
Recovery of offering costs attributable to partial waiver of deferred underwriting fee (in Dollars)	$ (56,342)
Income tax interest and penalties, Percentage	(0.10%)	(4.80%)
Income tax interest and penalties (in Dollars)	$ 23,605
Change in fair value of conversion event liability, Percentage	0.10%	(0.10%)
Change in fair value of conversion event liability (in Dollars)	$ (13,345)
Interest expense – amortization of debt issuance costs, Percentage	(0.40%)	(2.00%)
Interest expense – amortization of debt issuance costs (in Dollars)	$ 73,646
Excise tax interest and penalties, Percentage	(0.50%)	(1.00%)
Excise tax interest and penalties (in Dollars)	$ 112,543
Business combination expenses, Percentage	(1.00%)	(6.30%)
Business combination expenses (in Dollars)	$ 215,047
Prior year return to provision true-up, Percentage	(0.20%)	1.00%
Prior year return to provision true-up (in Dollars)	$ 40,562
Income tax provision, Percentage	(0.30%)	(10.60%)
Income tax provision (in Dollars)	$ 64,133	$ 462,092
Change in valuation allowance – Federal [Member]
Schedule of Reconciliation Federal Income Tax Rate [Line Items]
Change in valuation allowance, Percentage	(4.90%)	(8.30%)
Change in valuation allowance (in Dollars)	$ 983,238	$ 361,019
Change in valuation allowance – state and local [Member]
Schedule of Reconciliation Federal Income Tax Rate [Line Items]
Change in valuation allowance, Percentage
Change in valuation allowance (in Dollars)
Change in valuation allowance – foreign [Member]
Schedule of Reconciliation Federal Income Tax Rate [Line Items]
Change in valuation allowance, Percentage
Change in valuation allowance (in Dollars)